Mineral Properties and Development Costs	9 Months Ended
Sep. 30, 2012
Mineral Industries Disclosures [Abstract]
Mineral Properties and Development Costs
Mineral Properties and Development Costs
Mineral properties and development costs, which are referred to collectively as mineral properties, include acquisition costs, drilling costs, and the cost of other development work, all of which are capitalized. The Company began depleting mineral properties in 2012 using the units of production method over estimated proven and probable reserves. For the three and nine months ended September 30, 2012, the Company capitalized a nominal amount of depletion costs in work-in-process inventory related to the reserves that were mined and crushed during these periods.